Loans (Details) - Schedule of Future Maturities of Long-Term Loan	Jun. 30, 2024 USD ($)
Schedule of Future Maturities of the Long Term Loan [Abstract]
2025	$ 8,256
2026	3,677,777
Thereafter
Long-term loans – non-current portion	$ 3,686,033